Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other loan receivables
Loans to equity accounted investees and joint venture partners	$ 140,772	$ 182,854
Total direct financing leases and other loan receivables	1,139,723	833,964
Payment activity [Member] | Performing [Member]
Summary of financing receivables
Direct financing leases	727,262	436,601
Other loan receivables
Long term receivable included in other assets	31,634	1,704
Collateral [Member]
Other loan receivables
Investment in term loans and interest receivable	211,579	188,756
Other internal metrics [Member] | Performing [Member]
Other loan receivables
Loans to equity accounted investees and joint venture partners	$ 169,248	$ 206,903